Share-based Compensation - Summary of the Significant Assumptions Used During the Year to Estimate the Fair Value of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.26%	1.03%
Expected term (in years)		6 years 9 months 29 days	5 years 6 months
Expected volatility		30.00%	35.00%
Expected dividend yield		1.10%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.96%
Expected term (in years)	1 year
Expected volatility	20.00%
Expected dividend yield	1.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.11%
Expected term (in years)	6 years 8 months 16 days
Expected volatility	25.00%
Expected dividend yield	1.03%